Income tax incurred and deferred: Movement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax:
Beginning Balances	$ 3,081,668	$ 3,033,930
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	(79,459)
Revaluation effect by conversion Airplan y Aerostar		(2,238)
Increase (decrease) in deferred tax liability (asset)	2,375	49,976
Ending Balances	3,004,584	3,081,668
Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(92,794)	2,981
Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	57,023	13,116
Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	38,146	33,879
Allowance for doubtful accounts
Income tax:
Beginning Balances	(36,874)	(44,916)
Increase (decrease) in deferred tax liability (asset)	2,578	8,042
Ending Balances	(34,296)	(36,874)
Allowance for doubtful accounts | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	2,467	(2,468)
Allowance for doubtful accounts | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	111	10,510
Concessioned assets
Income tax:
Beginning Balances	3,079,749	2,858,318
Increase (decrease) in deferred tax liability (asset)	(62,827)	221,431
Ending Balances	3,016,922	3,079,749
Concessioned assets | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(161,556)	178,236
Concessioned assets | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	60,315	7,755
Concessioned assets | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	38,414	35,440
Unrealised foreign exchange gains (losses)
Income tax:
Beginning Balances	60,008	42,575
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	(102,370)
Revaluation effect by conversion Airplan y Aerostar		20,427
Increase (decrease) in deferred tax liability (asset)	(452)	(2,994)
Ending Balances	(42,814)	60,008
Unrealised foreign exchange gains (losses) | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(184)	(1,433)
Unrealised foreign exchange gains (losses) | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(268)	(1,561)
Other temporary differences
Income tax:
Beginning Balances	(21,215)	177,953
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	22,911
Revaluation effect by conversion Airplan y Aerostar		(22,665)
Increase (decrease) in deferred tax liability (asset)	63,076	(176,503)
Ending Balances	64,772	(21,215)
Other temporary differences | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	66,479	(171,354)
Other temporary differences | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	$ (3,403)	$ (5,149)